Debt - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	May 31, 2023	May 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 46,500,000
Debt instrument, unamortized discount (premium) and debt issuance costs, net	256,243					$ 268,723
Undrawn amounts	11,297,300
Debt	46,255,843					46,532,960
Unsecured
Debt Instrument [Line Items]
Undrawn amounts	9,300,000
Amount outstanding	34,224,500					34,710,500
Secured
Debt Instrument [Line Items]
Undrawn amounts	1,997,300
Amount outstanding	$ 10,037,586					$ 9,814,176
Citi Revolver II | Unsecured
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 4,350,000
Credit Agricole Corporate Secured Agreement | Secured
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 900,000
5.75% Senior Notes Due 2028
Debt Instrument [Line Items]
Interest rate (in percentage)	5.75%
5.75% Senior Notes Due 2028 | Unsecured
Debt Instrument [Line Items]
Debt			$ 1,000,000
4.50% Senior Notes Due 2023
Debt Instrument [Line Items]
Interest rate (in percentage)	4.50%
Debt instrument, repurchased face amount	$ 1,000,000
Amount outstanding		$ 1,250,000
4.125% Senior Notes Due 2023
Debt Instrument [Line Items]
Debt					$ 600,000
Interest rate (in percentage)					4.125%